Schedule of Investments (unaudited)
March 31, 2026
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 BrandywineGLOBAL — Flexible Bond Fund

(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 47.0%
Communication Services — 2.0%
Diversified Telecommunication Services — 0.6%
Cogent Communications Group LLC/Cogent Finance Inc., Senior Secured Notes	6.500%	7/1/32	2,450,000	$2,138,946 (a)
Level 3 Financing Inc., Senior Notes	8.500%	1/15/36	560,000	584,843 (a)
Total Diversified Telecommunication Services				2,723,789
Interactive Media & Services — 0.4%
ZipRecruiter Inc., Senior Notes	5.000%	1/15/30	2,755,000	1,593,750 (a)
Media — 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	2,140,000	1,786,127
Getty Images Inc., Senior Secured Notes	10.500%	11/15/30	1,470,000	1,319,736 (a)
Total Media				3,105,863
Wireless Telecommunication Services — 0.3%
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	1,495,000	1,287,840 (a)

Total Communication Services				8,711,242
Consumer Discretionary — 2.8%
Hotels, Restaurants & Leisure — 1.5%
Affinity Interactive, Senior Secured Notes	6.875%	12/15/27	5,110,000	3,094,175 (a)
Allwyn Entertainment Financing UK PLC, Senior Secured Notes	7.875%	4/30/29	1,650,000	1,688,003 (a)
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, Senior Secured Notes	8.250%	4/15/30	1,780,000	1,823,450 (a)
Total Hotels, Restaurants & Leisure				6,605,628
Specialty Retail — 0.9%
Victra Holdings LLC/Victra Finance Corp., Senior Secured Notes	8.750%	9/15/29	4,000,000	4,154,692 (a)
Textiles, Apparel & Luxury Goods — 0.4%
S&S Holdings LLC, Senior Secured Notes	8.375%	10/1/31	1,724,000	1,522,582 (a)
Saks Global Enterprises LLC, Second Out Senior Secured Notes	11.000%	12/15/29	2,136,000	26,700 *(a)(b)
Saks Global Enterprises LLC, Third Out Senior Secured Notes	11.000%	12/15/29	80,100	301 *(a)(b)
Total Textiles, Apparel & Luxury Goods				1,549,583

Total Consumer Discretionary				12,309,903
Consumer Staples — 1.3%
Food Products — 1.0%
Adecoagro SA, Senior Notes	7.500%	7/29/32	550,000	541,612 (a)
Minerva Luxembourg SA, Senior Notes	4.375%	3/18/31	355,000	321,855 (a)
Minerva Luxembourg SA, Senior Notes	8.875%	9/13/33	1,180,000	1,261,768 (a)
Pilgrim’s Pride Corp., Senior Notes	4.250%	4/15/31	2,400,000	2,294,763
Total Food Products				4,419,998
Tobacco — 0.3%
Turning Point Brands Inc., Senior Secured Notes	7.625%	3/15/32	1,340,000	1,374,706 (a)

Total Consumer Staples				5,794,704
Energy — 12.9%
Energy Equipment & Services — 0.7%
Yinson Boronia Production BV, Senior Secured Notes	8.947%	7/31/42	2,797,805	3,053,916 (a)
Oil, Gas & Consumable Fuels — 12.2%
Chord Energy Corp., Senior Notes	6.000%	10/1/30	1,790,000	1,814,809 (a)
See Notes to Schedule of Investments.

BrandywineGLOBAL — Flexible Bond Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 BrandywineGLOBAL — Flexible Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Devon Energy Corp., Senior Notes	5.600%	7/15/41	2,480,000	$2,401,609
Ecopetrol SA, Senior Notes	7.750%	2/1/32	3,080,000	3,112,939
Ecopetrol SA, Senior Notes	8.875%	1/13/33	590,000	621,501
Energean Israel Finance Ltd., Senior Secured Notes	5.375%	3/30/28	3,050,000	2,939,635 (c)
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	2,160,000	2,157,458 (d)(e)
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	8.000%	5/15/33	990,000	1,023,622
Geopark Ltd., Senior Notes	8.750%	1/31/30	1,920,000	1,892,935 (a)
Infinity Natural Resources LLC, Senior Notes	7.625%	4/1/31	640,000	643,779 (a)
Kraken Oil & Gas Partners LLC, Senior Notes	7.625%	8/15/29	1,880,000	1,920,896 (a)
Leviathan Bond Ltd., Senior Secured Notes	6.500%	6/30/27	893,000	893,568 (c)
Leviathan Bond Ltd., Senior Secured Notes	6.750%	6/30/30	1,075,000	1,093,297 (c)
Murphy Oil Corp., Senior Notes	6.500%	2/15/34	1,770,000	1,749,304
NFE Brazil Financing Ltd.	15.000%	8/30/29	539,093	539,093
NFE Financing LLC, Senior Secured Notes	12.000%	11/15/29	8,384,212	3,798,929 *(a)(b)
NGL Energy Operating LLC/NGL Energy Finance Corp., Senior Secured Notes	8.125%	2/15/29	2,920,000	3,009,945 (a)
PBF Holding Co. LLC/PBF Finance Corp., Senior Notes	9.875%	3/15/30	700,000	750,774 (a)
Permian Resources Operating LLC, Senior Notes	6.250%	2/1/33	995,000	1,014,229 (a)
Petroleos del Peru SA, Senior Notes	5.625%	6/19/47	1,690,000	1,187,394 (a)
Petroleos Mexicanos, Senior Notes	5.350%	2/12/28	2,340,000	2,315,754
Pluspetrol SA, Senior Notes	8.125%	5/18/31	980,000	1,001,277 (a)
PRIO Luxembourg Holding Sarl, Senior Notes	6.750%	10/15/30	1,740,000	1,694,760 (a)
SM Energy Co., Senior Notes	6.625%	1/15/27	1,690,000	1,691,004
Teine Energy Ltd., Senior Notes	6.875%	4/15/29	3,100,000	3,101,075 (a)
Transportadora de Gas del Sur SA, Senior Notes	8.500%	7/24/31	1,570,000	1,657,262 (a)
Venture Global LNG Inc., Junior Subordinated Notes (9.000% to 9/30/29 then 5 year Treasury Constant Maturity Rate + 5.440%)	9.000%	9/30/29	2,490,000	2,482,110 (a)(d)(e)
YPF SA, Senior Notes	8.750%	9/11/31	2,070,000	2,162,442 (a)
YPF SA, Senior Notes	8.250%	1/17/34	2,360,000	2,409,891 (a)
YPF SA, Senior Secured Notes	9.500%	1/17/31	1,970,000	2,074,903 (a)
Total Oil, Gas & Consumable Fuels				53,156,194

Total Energy				56,210,110
Financials — 13.1%
Banks — 2.8%
Banco de Credito del Peru S.A., Subordinated Notes (5.650% to 1/15/32 then 5 year Treasury Constant Maturity Rate + 1.961%)	5.650%	1/15/37	1,360,000	1,328,720 (a)(e)
Banco Mercantil del Norte SA, Junior Subordinated Notes (5.875% to 1/24/27 then 5 year Treasury Constant Maturity Rate + 4.643%)	5.875%	1/24/27	1,860,000	1,838,486 (a)(d)(e)
Citigroup Inc., Junior Subordinated Notes (4.150% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 3.000%)	4.150%	11/15/26	1,470,000	1,448,906 (d)(e)
First Citizens BancShares Inc., Senior Notes (4.869% to 3/3/31 then SOFR + 1.487%)	4.869%	3/3/32	1,530,000	1,479,177 (e)
JPMorgan Chase & Co., Junior Subordinated Notes (3.650% to 6/1/26 then 5 year Treasury Constant Maturity Rate + 2.850%)	3.650%	6/1/26	1,860,000	1,852,538 (d)(e)
PNC Financial Services Group Inc., Junior Subordinated Notes (3.400% to 9/15/26 then 5 year Treasury Constant Maturity Rate + 2.595%)	3.400%	9/15/26	765,000	753,558 (d)(e)
See Notes to Schedule of Investments.

BrandywineGLOBAL — Flexible Bond Fund 2026 Quarterly Report

 BrandywineGLOBAL — Flexible Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
PNC Financial Services Group Inc., Junior Subordinated Notes (5.000% to 11/1/26 then 3 mo. Term SOFR + 3.562%)	5.000%	11/1/26	1,110,000	$1,109,330 (d)(e)
Texas Capital Bancshares Inc., Senior Notes (5.301% to 2/27/31 then SOFR + 1.940%)	5.301%	2/27/32	1,230,000	1,213,180 (e)
Texas Capital Bancshares Inc., Subordinated Notes (4.000% to 5/6/26 then 5 year Treasury Constant Maturity Rate + 3.150%)	4.000%	5/6/31	1,080,000	1,078,249 (e)
Total Banks				12,102,144
Capital Markets — 4.4%
Antares Holdings LP, Senior Notes	2.750%	1/15/27	645,000	631,650 (a)
Antares Holdings LP, Senior Notes	7.950%	8/11/28	2,640,000	2,738,227 (a)
Bank of New York Mellon Corp., Junior Subordinated Notes (3.750% to 12/20/26 then 5 year Treasury Constant Maturity Rate + 2.630%)	3.750%	12/20/26	1,400,000	1,369,757 (d)(e)
Blue Owl Finance LLC, Senior Notes	3.125%	6/10/31	1,035,000	893,456
Blue Owl Technology Finance Corp., Senior Notes	3.750%	6/17/26	835,000	830,888 (a)
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 6/1/26 then 5 year Treasury Constant Maturity Rate + 3.168%)	4.000%	6/1/26	4,940,000	4,909,604 (d)(e)
Credicorp Capital Sociedad Titulizadora SA	9.700%	3/5/45	2,490,000 PEN	755,608 (a)
Goldman Sachs Private Credit Corp., Senior Notes	5.050%	2/23/28	1,370,000	1,349,738 (a)
Golub Capital BDC Inc., Senior Notes	6.000%	7/15/29	1,320,000	1,316,306
UBS Group AG, Senior Notes (6.537% to 8/12/32 then SOFR + 3.920%)	6.537%	8/12/33	4,140,000	4,459,556 (a)(e)
Total Capital Markets				19,254,790
Consumer Finance — 2.9%
Ally Financial Inc., Junior Subordinated Notes (4.700% to 5/15/26 then 5 year Treasury Constant Maturity Rate + 3.868%)	4.700%	5/15/26	2,530,000	2,508,586 (d)(e)
Ally Financial Inc., Junior Subordinated Notes (4.700% to 5/15/28 then 7 year Treasury Constant Maturity Rate + 3.481%)	4.700%	5/15/28	3,165,000	2,941,080 (d)(e)
Credit Acceptance Corp., Senior Notes	9.250%	12/15/28	1,988,000	2,062,419 (a)
Enova International Inc., Senior Notes	9.125%	8/1/29	1,350,000	1,382,054 (a)
PRA Group Inc., Senior Notes	5.000%	10/1/29	3,040,000	2,809,275 (a)
Synchrony Financial, Senior Notes (4.947% to 2/25/31 then SOFR + 1.530%)	4.947%	2/25/32	920,000	893,335 (e)
Total Consumer Finance				12,596,749
Financial Services — 3.0%
Block Inc., Senior Notes	6.000%	8/15/33	1,140,000	1,122,345 (a)
Burford Capital Global Finance LLC, Senior Notes	6.250%	4/15/28	1,798,000	1,693,212 (a)
Burford Capital Global Finance LLC, Senior Notes	7.500%	7/15/33	990,000	825,452 (a)
Freedom Mortgage Holdings LLC, Senior Notes	9.250%	2/1/29	860,000	872,294 (a)
Freedom Mortgage Holdings LLC, Senior Notes	6.875%	5/1/31	1,060,000	992,036 (a)
Freedom Mortgage Holdings LLC, Senior Notes	8.375%	4/1/32	1,070,000	1,053,660 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	3,240,000	3,332,554 (a)
SGUS LLC, Senior Secured Notes	11.000%	12/15/29	1,446,900	159,159 *(a)(b)
United Wholesale Mortgage LLC, Senior Notes	5.750%	6/15/27	2,420,000	2,384,088 (a)
Velocity Commercial Capital LLC, Senior Notes	9.375%	2/15/31	675,000	675,353 (a)
Total Financial Services				13,110,153

Total Financials				57,063,836
See Notes to Schedule of Investments.

BrandywineGLOBAL — Flexible Bond Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 BrandywineGLOBAL — Flexible Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Health Care — 1.0%
Health Care Equipment & Supplies — 0.3%
Embecta Corp., Senior Secured Notes	5.000%	2/15/30	1,440,000	$1,333,499 (a)
Health Care Providers & Services — 0.7%
Prime Healthcare Services Inc., Senior Secured Notes	9.375%	9/1/29	1,765,000	1,831,532 (a)
Star Parent Inc., Senior Secured Notes	9.000%	10/1/30	1,120,000	1,161,721 (a)
Total Health Care Providers & Services				2,993,253

Total Health Care				4,326,752
Industrials — 5.5%
Aerospace & Defense — 0.3%
Avolon Holdings Funding Ltd., Senior Notes	4.200%	4/15/29	1,540,000	1,511,644 (a)
Building Products — 0.2%
AmeriTex HoldCo Intermediate LLC, Senior Secured Notes	7.625%	8/15/33	740,000	764,514 (a)
Construction & Engineering — 0.7%
ATP Tower Holdings LLC/Andean Tower Partners Colombia SAS/Andean Telecom Partners Peru S.R.L., Senior Secured Notes	4.050%	4/27/26	1,390,000	1,386,602 (a)
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners Colombia SAS, Senior Secured Notes	7.875%	2/3/30	1,590,000	1,613,402 (a)
Total Construction & Engineering				3,000,004
Marine Transportation — 0.5%
Danaos Corp., Senior Notes	6.875%	10/15/32	2,060,000	2,094,923 (a)
Passenger Airlines — 2.4%
Air Canada, Senior Secured Notes	3.875%	8/15/26	2,030,000	2,021,039 (a)
Air Canada Pass-Through Trust	3.600%	3/15/27	2,358,825	2,327,357 (a)
Air Canada Pass-Through Trust	3.300%	1/15/30	246,400	236,012 (a)
AS Mileage Plan IP Ltd., Senior Secured Notes	5.308%	10/20/31	1,065,000	1,042,175 (a)
Avianca Midco 2 PLC, Senior Secured Notes	9.625%	2/14/30	1,030,000	964,224 (a)
Avianca Midco 2 PLC, Senior Secured Notes	9.500%	1/28/31	495,000	455,400 (a)
Azul Secured Finance LLP, Senior Secured Notes	9.875%	2/15/31	1,360,000	1,245,250 (a)
Grupo Aeromexico SAB de CV, Senior Secured Notes	8.250%	11/15/29	2,286,000	2,208,848 (a)
Total Passenger Airlines				10,500,305
Trading Companies & Distributors — 1.2%
Aircastle Ltd., Junior Subordinated Notes (5.250% to 9/15/26 then 5 year Treasury Constant Maturity Rate + 4.410%)	5.250%	6/15/26	5,000,000	4,993,078 (a)(d)(e)
Transportation Infrastructure — 0.2%
Aeropuertos Dominicanos Siglo XXI SA, Senior Secured Notes	7.000%	6/30/34	990,000	1,009,548 (a)

Total Industrials				23,874,016
Information Technology — 0.4%
Communications Equipment — 0.4%
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	9.000%	9/15/29	1,485,000	1,561,908 (a)

Materials — 4.2%
Chemicals — 0.3%
Mativ Holdings Inc., Senior Notes	8.000%	10/1/29	1,365,000	1,273,042 (a)
Construction Materials — 0.2%
Cemex SAB de CV, Subordinated Notes (7.200% to 9/10/30 then 5 year Treasury Constant Maturity Rate + 3.520%)	7.200%	6/10/30	780,000	790,725 (a)(d)(e)
See Notes to Schedule of Investments.

BrandywineGLOBAL — Flexible Bond Fund 2026 Quarterly Report

 BrandywineGLOBAL — Flexible Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Metals & Mining — 3.7%
Algoma Steel Inc., Secured Notes	9.125%	4/15/29	1,329,000	$1,186,430 (a)
Cleveland-Cliffs Inc., Senior Notes	7.000%	3/15/32	2,691,000	2,607,047 (a)
Cleveland-Cliffs Inc., Senior Notes	7.625%	1/15/34	1,959,000	1,915,741 (a)
ERO Copper Corp., Senior Notes	6.500%	2/15/30	2,095,000	2,078,407 (a)
First Quantum Minerals Ltd., Senior Notes	8.625%	6/1/31	2,640,000	2,740,568 (a)
Samarco Mineracao SA, Senior Notes	9.500%	6/30/31	1,154,250	1,136,396 (a)
Taseko Mines Ltd., Senior Secured Notes	8.250%	5/1/30	2,550,000	2,661,715 (a)
Vale Overseas Ltd., Senior Notes	6.400%	6/28/54	1,680,000	1,703,016
Total Metals & Mining				16,029,320

Total Materials				18,093,087
Real Estate — 0.8%
Diversified REITs — 0.6%
Trust 2401, Senior Notes	4.869%	1/15/30	679,000	654,220 (a)
Trust 2401, Senior Notes	7.700%	1/23/32	488,000	522,497 (a)
Trust Fibra Uno, Senior Notes	4.869%	1/15/30	351,000	336,969 (c)
Trust Fibra Uno, Senior Notes	7.700%	1/23/32	972,000	1,026,024 (a)
Total Diversified REITs				2,539,710
Specialized REITs — 0.2%
SV RNO Property Owner 1 LLC, Senior Secured Notes	5.875%	3/1/31	950,000	939,633 (a)

Total Real Estate				3,479,343
Utilities — 3.0%
Electric Utilities — 1.0%
AES Panama Generation Holdings SRL, Senior Secured Notes	4.375%	5/31/30	798,150	739,474 (a)
NextEra Energy Capital Holdings Inc., Senior Notes (3.800% to 3/15/27 then 5 year Treasury Constant Maturity Rate + 2.547%)	3.800%	3/15/82	337,000	325,586 (e)
YPF Energia Electrica SA, Senior Notes	7.875%	10/16/32	3,020,000	3,070,078 (a)
Total Electric Utilities				4,135,138
Independent Power and Renewable Electricity Producers — 0.9%
Long Ridge Energy LLC, Senior Secured Notes	8.750%	2/15/32	1,610,000	1,690,288 (a)
Vistra Corp., Junior Subordinated Notes (7.000% to 12/15/26 then 5 year Treasury Constant Maturity Rate + 5.740%)	7.000%	12/15/26	1,310,000	1,312,596 (a)(d)(e)
Vistra Corp., Junior Subordinated Notes (8.000% to 10/15/26 then 5 year Treasury Constant Maturity Rate + 6.930%)	8.000%	10/15/26	1,095,000	1,107,280 (a)(d)(e)
Total Independent Power and Renewable Electricity Producers				4,110,164
Multi-Utilities — 1.1%
Sempra, Junior Subordinated Notes (4.125% to 4/1/27 then 5 year Treasury Constant Maturity Rate + 2.868%)	4.125%	4/1/52	4,830,000	4,702,462 (e)

Total Utilities				12,947,764
Total Corporate Bonds & Notes (Cost — $211,556,081)				204,372,665
Sovereign Bonds — 18.5%
Argentina — 2.4%
Argentine Republic Government International Bond, Senior Notes, Step bond (0.750% to 7/9/27 then 1.750%)	0.750%	7/9/30	4,773,600	4,002,663
Argentine Republic Government International Bond, Senior Notes, Step bond (4.125% to 7/9/27 then 4.750%)	4.125%	7/9/35	7,590,000	5,483,775
Provincia de Entre Rios Argentina, Senior Notes	9.550%	3/4/33	705,000	683,850 (a)
Total Argentina				10,170,288
See Notes to Schedule of Investments.

BrandywineGLOBAL — Flexible Bond Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 BrandywineGLOBAL — Flexible Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Brazil — 6.6%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/33	124,460,000 BRL	$20,151,000
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/35	55,070,000 BRL	8,646,134
Total Brazil				28,797,134
Colombia — 2.8%
Colombian TES, Bonds	13.250%	2/9/33	5,980,000,000 COP	1,613,362
Colombian TES, Bonds	11.500%	7/25/46	42,310,000,000 COP	10,345,170
Total Colombia				11,958,532
Ecuador — 0.3%

Ecuador Government International Bond, Senior Notes	8.750%	1/29/34	1,380,000	1,355,850 (a)
Egypt — 0.5%
Egypt Government International Bond, Senior Notes	7.625%	5/29/32	1,520,000	1,470,061 (a)
Egypt Government International Bond, Senior Notes	9.450%	2/4/33	750,000	789,755 (a)
Total Egypt				2,259,816
Mexico — 5.9%
Mexican Bonos, Bonds	7.500%	5/26/33	128,700,000 MXN	6,584,062
Mexican Bonos, Bonds	8.000%	7/31/53	413,100,000 MXN	19,109,923
Total Mexico				25,693,985

Total Sovereign Bonds (Cost — $78,635,415)				80,235,605
Collateralized Mortgage Obligations(f) — 14.8%
Bellemeade Re Ltd., 2023-1 M1B (30 Day Average SOFR + 4.250%)	7.912%	10/25/33	1,680,000	1,716,952 (a)(e)
Bellemeade Re Ltd., 2024-1 M1C (30 Day Average SOFR + 3.950%)	7.612%	8/25/34	2,120,000	2,156,723 (a)(e)
Bellemeade Re Ltd., 2024-1 M2 (30 Day Average SOFR + 4.600%)	8.262%	8/25/34	1,190,000	1,227,332 (a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Credit Risk, 2022-MN4 B1 (30 Day Average SOFR + 9.500%)	13.162%	5/25/52	2,256,663	2,698,627 (a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Credit Risk, 2022-MN5 B1 (30 Day Average SOFR + 9.500%)	13.162%	11/25/42	2,640,000	3,060,074 (a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Credit Risk, 2023-MN6 B1 (30 Day Average SOFR + 9.250%)	12.912%	5/25/43	4,660,000	5,363,332 (a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Credit Risk, 2023-MN7 M1 (30 Day Average SOFR + 3.600%)	7.262%	9/25/43	853,164	855,847 (a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Credit Risk, 2024-MN8 M1 (30 Day Average SOFR + 2.850%)	6.512%	5/25/44	853,521	860,115 (a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-HQA1 B1 (30 Day Average SOFR + 7.000%)	10.662%	3/25/42	3,880,000	4,077,989 (a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2026-DNA2 B1 (30 Day Average SOFR + 2.100%)	5.772%	3/25/46	900,000	901,061 (a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2020-HQA5 B1 (30 Day Average SOFR + 4.000%)	7.662%	11/25/50	3,060,000	3,367,233 (a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA5 B1 (30 Day Average SOFR + 3.050%)	6.712%	1/25/34	1,935,000	2,062,789 (a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA2 M2 (30 Day Average SOFR + 3.750%)	7.412%	2/25/42	890,000	908,802 (a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA3 M1B (30 Day Average SOFR + 2.900%)	6.562%	4/25/42	1,800,000	1,833,108 (a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA3 M2 (30 Day Average SOFR + 4.350%)	8.012%	4/25/42	1,950,000	2,007,892 (a)(e)
See Notes to Schedule of Investments.

BrandywineGLOBAL — Flexible Bond Fund 2026 Quarterly Report

 BrandywineGLOBAL — Flexible Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(f) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA4 M1B (30 Day Average SOFR + 3.350%)	7.012%	5/25/42	1,500,000	$1,532,799 (a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA5 M1B (30 Day Average SOFR + 4.500%)	8.162%	6/25/42	2,740,000	2,844,060 (a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA6 M2 (30 Day Average SOFR + 5.750%)	9.412%	9/25/42	3,650,000	3,884,505 (a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA7 M1B (30 Day Average SOFR + 5.000%)	8.662%	3/25/52	1,890,000	1,987,031 (a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-HQA2 M2 (30 Day Average SOFR + 6.000%)	9.662%	7/25/42	990,000	1,050,924 (a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-HQA3 M1B (30 Day Average SOFR + 3.550%)	7.212%	8/25/42	2,630,000	2,706,101 (a)(e)
Federal National Mortgage Association (FNMA) — CAS, 2020-R01 1B1 (30 Day Average SOFR + 3.364%)	7.026%	1/25/40	1,450,000	1,470,288 (a)(e)
Federal National Mortgage Association (FNMA) — CAS, 2021-R02 2B1 (30 Day Average SOFR + 3.300%)	6.962%	11/25/41	2,260,000	2,292,642 (a)(e)
Federal National Mortgage Association (FNMA) — CAS, 2022-R02 2B1 (30 Day Average SOFR + 4.500%)	8.162%	1/25/42	870,000	892,801 (a)(e)
Federal National Mortgage Association (FNMA) — CAS, 2023-R02 1B1 (30 Day Average SOFR + 5.550%)	9.212%	1/25/43	1,640,000	1,744,008 (a)(e)
Federal National Mortgage Association (FNMA) — CAS, 2023-R07 2M2 (30 Day Average SOFR + 3.250%)	6.912%	9/25/43	2,310,000	2,375,895 (a)(e)
Federal National Mortgage Association (FNMA) — CAS, 2025-R06 1B1 (30 Day Average SOFR + 1.850%)	5.512%	9/25/45	1,310,000	1,328,624 (a)(e)
Multifamily CAS Trust, 2019-01 M10 (30 Day Average SOFR + 3.364%)	7.026%	10/25/49	3,055,705	3,105,442 (a)(e)
TRTX Issuer Ltd., 2025-FL7 A (1 mo. Term SOFR + 1.450%)	5.130%	6/18/43	3,980,000	3,979,639 (a)(e)

Total Collateralized Mortgage Obligations (Cost — $64,938,810)				64,292,635
Asset-Backed Securities — 10.5%
Blue Stream Issuer LLC, 2023-1A C	8.898%	5/20/53	2,490,000	2,528,632 (a)
Cogent Ipv4 LLC, 2025-1A A2	6.646%	4/25/55	2,790,000	2,859,071 (a)
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC, 2025-1A A2	6.000%	5/20/55	1,940,000	1,971,056 (a)
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC, 2025-1A B	6.506%	5/20/55	4,580,000	4,669,276 (a)
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC, 2025-1A C	9.408%	5/20/55	4,000,000	4,168,026 (a)
CyrusOne Data Centers Issuer LLC, 2024-2A A2	4.500%	5/20/49	5,220,000	5,080,331 (a)
ExteNet Issuer LLC, 2024-1A C	9.050%	7/25/54	2,000,000	2,060,764 (a)
Neuberger Berman CLO Ltd., 2016-21A D1R3 (3 mo. Term SOFR + 2.900%)	6.568%	1/20/39	3,600,000	3,564,095 (a)(e)
OHA Credit Funding Ltd., 2018-1A D1R (3 mo. Term SOFR + 3.600%)	7.268%	4/20/37	2,560,000	2,551,167 (a)(e)
Retained Vantage Data Centers Issuer LLC, 2023-1A A2A	5.000%	9/15/48	4,010,000	4,001,702 (a)
Stack Infrastructure Issuer LLC, 2026-1A A2	5.000%	3/27/56	4,460,000	4,300,642 (a)
VB-S1 Issuer LLC, 2026-1A F	6.843%	3/15/56	4,870,000	4,899,767 (a)
Zayo Issuer LLC, 2025-2A B	6.586%	6/20/55	3,100,000	3,176,558 (a)

Total Asset-Backed Securities (Cost — $46,054,497)				45,831,087
See Notes to Schedule of Investments.

BrandywineGLOBAL — Flexible Bond Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 BrandywineGLOBAL — Flexible Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Convertible Bonds & Notes — 2.4%
Communication Services — 1.6%
Media — 1.6%
EchoStar Corp., Senior Secured Notes (3.875% Cash or 3.875% PIK)	3.875%	11/30/30	1,928,588	$6,893,932 (g)

Financials — 0.5%
Financial Services — 0.5%
Global Payments Inc., Senior Notes	1.500%	3/1/31	2,360,000	2,084,001

Information Technology — 0.3%
Software — 0.3%
IREN Ltd., Senior Notes	0.000%	7/1/31	1,977,000	1,447,263 (a)

Total Convertible Bonds & Notes (Cost — $6,352,808)				10,425,196
Senior Loans — 0.6%
Health Care — 0.2%
Health Care Providers & Services — 0.2%
Star Parent Inc., Term Loan B (3 mo. Term SOFR + 4.000%)	7.700%	9/27/30	1,127,000	1,115,831 (e)(h)(i)

Information Technology — 0.4%
Communications Equipment — 0.4%
Connect US Finco LLC, Amendment No. 4 Term Loan	—	9/27/29	1,621,726	1,627,556 (j)

Total Senior Loans (Cost — $2,732,564)				2,743,387
Total Investments before Short-Term Investments (Cost — $410,270,175)				407,900,575

Short-Term Investments — 4.1%
Sovereign Bonds — 2.8%
Egypt Treasury Bills	14.624%	4/14/26	300,250,000 EGP	5,477,394 (k)
Egypt Treasury Bills	19.210%	4/21/26	226,500,000 EGP	4,111,897 (c)(k)
Egypt Treasury Bills	21.516%	4/28/26	154,525,000 EGP	2,791,714 (k)

Total Sovereign Bonds (Cost — $14,206,079)				12,381,005
			Shares
Money Market Funds — 1.3%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost — $5,540,250)	3.578%		5,540,250	5,540,250 (l)(m)

Total Short-Term Investments (Cost — $19,746,329)				17,921,255
Total Investments — 97.9% (Cost — $430,016,504)				425,821,830
Other Assets in Excess of Liabilities — 2.1%				9,082,846
Total Net Assets — 100.0%				$434,904,676

See Notes to Schedule of Investments.

BrandywineGLOBAL — Flexible Bond Fund 2026 Quarterly Report

 BrandywineGLOBAL — Flexible Bond Fund
†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	The coupon payment on this security is currently in default as of March 31, 2026.
(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Trustees.

(d)	Security has no maturity date. The date shown represents the next call date.
(e)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(g)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(h)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(i)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(j)	All or a portion of this loan has not settled as of March 31, 2026. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(k)	Rate shown represents yield-to-maturity.
(l)	Rate shown is one-day yield as of the end of the reporting period.
(m)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2026, the total market value of investments in Affiliated Companies was $5,540,250 and the cost was $5,540,250 (Note 2).

Abbreviation(s) used in this schedule:
BDC	—	Business development company.
BRL	—	Brazilian Real
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
COP	—	Colombian Peso
EGP	—	Egyptian Pound
MXN	—	Mexican Peso
PEN	—	Peruvian Nuevo Sol
PIK	—	Payment-In-Kind
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
At March 31, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
U.S. Treasury Ultra 10-Year Notes	495	6/26	$56,633,425	$56,190,237	$(443,188)
At March 31, 2026, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	83,400,000	USD	4,726,873	Citibank N.A.	5/13/26	$(90,886)
USD	4,799,667	MXN	83,100,000	Citibank N.A.	5/13/26	180,357
See Notes to Schedule of Investments.

BrandywineGLOBAL — Flexible Bond Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 BrandywineGLOBAL — Flexible Bond Fund
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	82,100,000	USD	4,593,907	Goldman Sachs Group Inc.	5/13/26	$(30,183)
MXN	91,300,000	USD	5,116,107	Goldman Sachs Group Inc.	5/13/26	(40,980)
USD	24,199,849	MXN	421,300,000	Goldman Sachs Group Inc.	5/13/26	780,888
MXN	11,600,000	USD	648,896	Morgan Stanley & Co. Inc.	5/13/26	(4,083)
CLP	9,110,000,000	USD	10,587,483	HSBC Securities Inc.	5/29/26	(745,393)
EGP	483,000,000	USD	9,415,205	Morgan Stanley & Co. Inc.	6/2/26	(979,136)
CLP	10,520,000,000	USD	12,107,959	HSBC Securities Inc.	6/17/26	(742,829)
Net unrealized depreciation on open forward foreign currency contracts						$(1,672,245)

Abbreviation(s) used in this table:
CLP	—	Chilean Peso
EGP	—	Egyptian Pound
MXN	—	Mexican Peso
USD	—	United States Dollar
At March 31, 2026, the Fund had the following open swap contracts:
CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Depreciation
Markit CDX.NA.HY.45 Index	$21,007,800	12/20/30	5.000% quarterly	$1,106,303	$1,312,259	$(205,956)

OTC CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Implied Credit Spread at March 31, 2026[4]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Barclays Bank PLC (Panama Government International Bond, 8.875%, due 9/30/27)	$2,940,000	12/20/28	0.787%	1.000% quarterly	$16,188	$(43,199)	$59,387
JPMorgan Chase & Co. (Panama Government International Bond, 8.875%,due 9/30/27)	2,880,000	12/20/28	0.787%	1.000% quarterly	15,858	(43,156)	59,014
Total	$5,820,000				$32,046	$(86,355)	$118,401

See Notes to Schedule of Investments.

BrandywineGLOBAL — Flexible Bond Fund 2026 Quarterly Report

 BrandywineGLOBAL — Flexible Bond Fund
[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

[4]
Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

†	Percentage shown is an annual percentage rate.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

BrandywineGLOBAL — Flexible Bond Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
BrandywineGLOBAL — Flexible Bond Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

BrandywineGLOBAL — Flexible Bond Fund 2026 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Energy	—	$55,671,017	$539,093	$56,210,110
Other Corporate Bonds & Notes	—	148,162,555	—	148,162,555
Sovereign Bonds	—	80,235,605	—	80,235,605
Collateralized Mortgage Obligations	—	64,292,635	—	64,292,635
Asset-Backed Securities	—	45,831,087	—	45,831,087
Convertible Bonds & Notes	—	10,425,196	—	10,425,196
Senior Loans	—	2,743,387	—	2,743,387
Total Long-Term Investments	—	407,361,482	539,093	407,900,575
Short-Term Investments†:
Sovereign Bonds	—	12,381,005	—	12,381,005
Money Market Funds	$5,540,250	—	—	5,540,250
Total Short-Term Investments	5,540,250	12,381,005	—	17,921,255
Total Investments	$5,540,250	$419,742,487	$539,093	$425,821,830
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$961,245	—	$961,245
OTC Credit Default Swaps on Sovereign Issues — Sell Protection‡	—	32,046	—	32,046
Total Other Financial Instruments	—	$993,291	—	$993,291
Total	$5,540,250	$420,735,778	$539,093	$426,815,121
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$443,188	—	—	$443,188
Forward Foreign Currency Contracts††	—	$2,633,490	—	2,633,490
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	205,956	—	205,956
Total	$443,188	$2,839,446	—	$3,282,634

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
‡	Value includes any premium paid or received with respect to swap contracts.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered

BrandywineGLOBAL — Flexible Bond Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
an affiliated company for all or some portion of the period ended March 31, 2026. The following transactions were effected in such company for the period ended March 31, 2026.

	Affiliate Value at December 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$10,448,882	$50,304,218	50,304,218	$55,212,850	55,212,850

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2026
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$123,236	—	$5,540,250

BrandywineGLOBAL — Flexible Bond Fund 2026 Quarterly Report